Summary of Significant Accounting Policies: Oil and Gas Properties Policy (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Oil and Gas Properties Policy

(n) Oil and Gas Properties

The Company uses the full cost method of accounting for oil and natural gas properties. Under this method, all acquisition, exploration and development costs, including certain payroll, asset retirement costs, other internal costs, and interest incurred for the purpose of finding oil and natural gas reserves, are capitalized.